Cover	Aug. 14, 2025
Cover [Abstract]
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-15543
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	103 Carnegie Center Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Princeton
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08852
City Area Code	609
Local Phone Number	495-2200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PTN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false